UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 5000
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    May 06, 2010

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Anadarko Petroleum       Common    032511107      29256       401700   X                        401700
Apache Corp              Common    037411105      26451       260602   X                        260602
BP P.L.C.                Common    055622104       1116        19550   X                         19550
CGG Veritas Sponsored A  Common    204386106      15177       535900   X                        535900
Cabot Oil & Gas          Common    127097103      13270       360600   X                        360600
Cameron International C  Common    13342B105      12785       298300   X                        298300
Canadian Natural Resour  Common    136385101      25745       347723   X                        347723
CenterPoint Energy Inc   Common    15189T107      23056      1605600   X                       1605600
Chevron Corp             Common    166764100      16923       223173   X                        223173
Devon Energy Corp        Common    25179M103      17536       272171   X                        272171
Endeavour International  Common    29259G101       6856      5398310   X                       5398310
Exxon Mobil Corp         Common    30231G102      11691       174550   X                        174550
Hess Corporation         Common    42809H107      21770       348045   X                        348045
National Fuel Gas Co     Common    636180101      19512       386000   X                        386000
National-Oilwell Varco,  Common    637071101      13042       321390   X                        321390
Noble Energy Inc         Common    655044105      23769       325600   X                        325600
Occidental Petroleum Co  Common    674599105      24805       293408   X                        293408
Petroleo Brasileiro Sa   Common    71654V101      18752       473650   X                        473650
Pioneer Natural Resourc  Common    723787107      14069       249800   X                        249800
Questar Corp             Common    748356102      16226       375600   X                        375600
Royal Dutch Shell Plc C  Common    780259206       2887        49900   X                         49900
Schlumberger LTD         Common    806857108      13479       212400   X                        212400
Spectra Energy Corp      Common    847560109      11594       514601   X                        514601
Suncor Energy Inc New    Common    867224107        208         6400   X                          6400
Talisman Energy, Inc     Common    87425E103      18679      1094917   X                       1094917
Transcanada Corp Com     Common    89353D107      20545       558900   X                        558900
Transocean Inc Switzerl  Common    H8817H100      16612       192308   X                        192308
Ultra Petroleum Corp     Common    903914109       1604        34400   X                         34400
Weatherford Internation  Common    H27013103      16172      1019700   X                       1019700
Williams Companies       Common    969457100      23704      1026150   X                       1026150

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   30

Form 13F Information Table Value Total:  477,292